SCM Trust

1125 17th Street, Suite 2550

Denver, CO 80202

February 28, 2025

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       SCM Trust, File Nos. 033-176060 and 811-05617

Ladies and Gentlemen,

On behalf of SCM Trust (the “Trust”) we hereby submit, via electronic filing, Post-Effective Amendment No. 73 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) promulgated under the Securities Act of 1933. The main purpose of the filing is to add the Shelton Equity Premium Income ETF as a series of the Trust.

If you have any questions, please contact me at (303) 228-8983.

Sincerely,

/s/Gregory T. Pusch

Gregory T. Pusch

Secretary

SCM Trust